CONVERTIBLE SENIOR NOTES (principal amount and unamortized discount and debt issuance costs) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Principal amount	$ 305,700	$ 305,700
Unamortized discount and debt issuance costs	(8,635)	(10,432)
Debt Issuance Costs, Net	$ 297,065	$ 295,268